Restricted Cash (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Restricted Cash [Abstract]
Retention accounts		$ 11,276	$ 525
Restricted bank deposits/Drydock reserves		13,618	0
Cash collateral		0	300
Total Current Restricted Cash		24,894	825
Cash collateral	[1]	100,000	6,953
Guarantee deposits		20	20
Restricted bank deposits/Drydock reserves		2,948	3,207
Cash in custody		500	500
Total Non - Current Restricted Cash		103,468	10,680
Total Current and Non - Current Restricted Cash		$ 128,362	$ 11,505

[1]	Advances from charterers.